Dividends - Additional Information (Detail) (Subsequent Event [Member], USD $)	0 Months Ended
	Nov. 04, 2014	Nov. 04, 2014
First Installment [Member]
Dividends Payable [Line Items]
Dividends payable date declared	Nov. 04, 2014
Quarterly dividend payment per share		$ 0.155
Record Date	Dec. 31, 2014
Cash dividend payable date	Jan. 16, 2015
Second Installment [Member]
Dividends Payable [Line Items]
Cash dividend payable date	Apr. 30, 2015
Increase in rate of quarterly cash dividend	$ 0.17